As filed with the Securities and Exchange Commission on September 9, 1998

Securities Act Registration No.  333-59185
Investment Company Act Registration No.  811-8849


                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-1A

                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                           Pre-Effective Amendment No.1

                                          Post-Effective Amendment No. __

                                                      and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                               Amendment No. 1

                                               T.O. RICHARDSON TRUST
                              (Exact Name of Registrant as Specified in Charter)



                   Two Bridgewater Road
                 Farmington, Connecticut                              06032-2256
         (Address of Principal Executive Offices)                     (Zip Code)

========================================================== =====================

             Registrant's Telephone Number, including Area Code: (860) 677-8578

                                                Samuel Bailey, Jr.
                                           T.O. Richardson Company, Inc.
                                               Two Bridgewater Road
                                        Farmington, Connecticut 06032-2256
                                      (Name and Address of Agent for Service)

                                                    Copies to:

                                               David M. Leahy, Esq.
                                             Sullivan & Worcester LLP
                                            1025 Connecticut Avenue, NW
                                              Washington, D.C. 20036




Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities

Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                Subject to completion, dated _________ __, 1998

PROSPECTUS
dated                                , 1998


                                       T.O. RICHARDSON SECTOR ROTATION FUND

                                               Two Bridgewater Road
                                        Farmington, Connecticut 06032-2256
                                                  1-800 643-7477

         The investment objective of the Fund is to seek capital appreciation while providing some protection against down markets. The Fund's investment adviser allocates assets mainly among equity securities of companies within industry sectors it determines have the greatest potential for market appreciation.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



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                                                 TABLE OF CONTENTS

                                                                        Page No.

HIGHLIGHTS..................................................................

SECTORS THE FUND WILL INVEST IN.............................................

THE FUND'S INVESTMENT POLICIES .............................................

THE MANAGEMENT OF THE FUND..................................................

HOW FUND SHARES ARE PRICED..................................................

PURCHASING SHARES OF THE FUND...............................................

INDIVIDUAL RETIREMENT ACCOUNTS..............................................

REDEEMING SHARES OF THE FUND................................................

EXCHANGING FUND SHARES FOR SHARES OF OTHER FUNDS............................

DIVIDENDS, CAPITAL GAINS AND TAX TREATMENT..................................

THE YEAR 2000 ISSUE.........................................................

FUND INVESTMENT PERFORMANCE.................................................

ADDITIONAL INFORMATION......................................................


         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information (SAI), and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                                                    HIGHLIGHTS


What are the Fund's Investment Goals and Objectives?

The investment objective of the Fund is to seek capital appreciation with some protection against down markets. To accomplish this goal, the Fund's Advisor allocates the Fund's assets among the stocks of companies within particular sectors or industries within the U.S. economy. The Advisor chooses sectors based on their potential for growth relative to other sectors, and relative to the stock market as a whole. As with any mutual fund, there is no assurance that the Fund will achieve its goal. The Fund's investment objective may be changed by the Trustees without shareholder approval; however, prior to any such change, shareholders would be given notice.

What is the Fund's Investment Strategy?

The Fund's Advisor believes that limiting losses is as important to building capital as maximizing gains. To accomplish this goal, the Advisor makes investments in rising markets and industry sectors, and may invest portions or all of the Fund in money market funds for capital preservation in falling markets and sectors.

The Fund will invest in five or more industry sectors that offer the greatest market appreciation during each market cycle. A market cycle is a period of time in which market prices rise to a peak, fall to a trough and then rise again to a baseline. Within each sector, the Fund expects to invest in five or more stocks. The average market capitalization (i.e., the price of a company's stock multiplied by the number of its outstanding shares) of the issuers of these stocks will vary widely.

The Advisor conducts extensive research to determine which sectors of the economy offer the most investment opportunity, and which sectors offer the least, at any point in time. When the Advisor finds that sectors it selected previously are facing slower or negative growth, it will move out of these sectors. If the Advisor finds that there are no sectors of the economy offering investment opportunity greater than the return on money market funds or short-term money market instruments, the Fund will invest in money market funds until the situation changes. Up to 100% of the Fund's assets can be invested in money market funds. Typically, some of the Fund's assets may be held in short-term money market securities and cash to pay redemption requests and expenses of the Fund.

Descriptions of many of the sectors the Fund may choose to invest are in the section of the prospectus called Summary Sector Descriptions.

What Are the Principal Risks of Investing in the Fund?

Because the Fund can be volatile over the short-term, it is suitable for long-term investors only and is not designed as a short-term investment. The share price of the Fund will fluctuate and may, at redemption, be worth more or less than the initial purchase price. As a result, you could lose money.

Investors in the Fund will be exposed to the natural market risks that exist with any investment in equity securities, which include the possibility that stock prices in general will decline, or that the individual stocks selected for the Fund will decline in price. Other risks include changes in general economic trends (e.g.


5




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employment  levels,  economic growth,  interest rate levels,  currency  exchange rates), supply and demand fluctuations,  competition,  the pace of technological
change  and  the  risk  of  obsolescence,   consumer  tastes  and  domestic  and
international economic, political and regulatory developments.

Specific Risks Associated With a Sector Rotation Approach to Investment Management Include:

Concentration in Industry Sectors. The Fund's investment strategy may call for investments of as much as 20% of the Fund's capital in each of five concentrated industry groups. There is the risk that one or more industry groups may lose favor with investors and fall rapidly in value due to news events that quickly affect the market's perception of the industry.

Risks of Investing in Particular Sectors. Each industry sector is affected by its own particular risks which may not affect other sectors. Sectors which rely upon the development of new technology such as Biotechnology, Computers, Electronics, Health Care and Telecommunications are particularly affected by rapid product obsolescence, government regulation and intense competition. Cyclical Industries, Financial Service Industries, Natural Resources and Utilities may be subject to risks of interest rate fluctuations, market cycles and international markets.

Portfolio Turnover. The Fund's investment strategy involves tracking and investing in industry sectors that are advancing in value faster than other industry sectors. Purchase and sale of sectors is determined by market dynamics which may at times call for buying and holding industry sectors for only short periods of time. One risk of the strategy is that high portfolio turnover can lead to increased brokerage commissions on purchases and sales of securities.

Investment in Cash. One of the Fund's objectives is to invest in cash positions when there are fewer than five industry sectors providing short or medium term returns greater than money market returns. This usually occurs when broad markets are declining rapidly. The purpose of the strategy is to protect principal in falling markets. There is a risk that the industry sectors will begin to rise rapidly and that the Fund will not be able to reinvest the cash position into advancing industry sectors quickly enough to capture the initial returns of changing market conditions.

Exposure to Foreign Markets. American Depositary Receipts (ADRs) of foreign companies and equity securities of U.S. companies with substantial foreign operations may involve additional risks related to political, economic or regulatory conditions in foreign countries. Securities of companies in emerging countries can be more volatile and less liquid than securities of companies in fully developed countries.

         Such risks include those related to general economic trends (e.g. employment levels, economic growth, interest rate levels, currency exchange rates), supply and demand fluctuations, competition, the pace of technological change and the risk of obsolescence, consumer tastes and domestic and international economic, political and regulatory developments.

         For descriptions of the risks involved in investing in particular sectors, see the Statement of Additional Information.

Who is the Fund's Advisor?

         T.O. Richardson Company, Inc. (the "Advisor") serves as investment advisor to the Fund. The Advisor has been serving clients since 1967. The
Advisor does extensive quantitative (mathematical) investment research, and applies the results of this research to help clients meet their financial objectives. "Winning by Not Losing"(r) is the Advisor's approach to achieving superior long term returns with consistent emphasis on capital preservation for risk averse individuals, institutions, endowments and pension plans. As of July 31, 1998, the Advisor managed approximately $220 million.

What Risk and Return Information is Available About the Fund?

         Because the Fund is new, there is no performance information available at this point. Once the Fund has an annual total return for at least one calendar year, the Fund will have a bar chart and table showing the Fund's annual total return compared to the returns of at least one stock market index, such as the S&P 500 Index.

         The point of including that information is to show some of the risks of investing in the Fund, such as the changes in the Fund's performance from year to year, and how its average annual returns compare with a broad measure of market performance.

         Of course, investment performance only shows how the Fund has performed in the past, it does not tell you how it will perform in the future.

What Are the Costs of Investing in the Fund?

         This table shows you the fees and expenses that investors in the Fund will pay.

Shareholder Fees (Fees paid directly from the amount of your investment)

Maximum Sales Charge Imposed on Purchases...........................None
Maximum Deferred Sales Charge.......................................None
Maximum Sales Charge Imposed on Reinvested Dividends
   or other Distributions...........................................None
Redemption Fee.....................................................1.25%(1)
Exchange Fee........................................................None(2)

Annual Fund Operating Expenses (Expenses deducted from the Fund as a percentage of average net assets)

Management Fees                                                        1.50%
Distribution (Rule 12b-1) and/or Service Fees                          None
Other Expenses                                                           .45%(3)
Total Annual Fund Operating Expenses                                    1.95%

------------------
         (1)
         The Fund charges a fee of 1.25% on redemptions of Fund shares held for less than one year. This fee is waived for Fund shareholders who were previously private clients of the Advisor. If you redeem shares by wire, you may be charged a $12 service fee. See "How to Redeem Shares."
         (2) There is no charge for written requests to exchange Fund shares for shares of the Firstar Money Market Funds. Firstar charges a $5.00 fee for each exchange transaction executed by telephone. See "Exchange Privilege."


         (3)
         Based on estimated amounts for the Fund's initial fiscal year.


Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The assumptions we have made for this example are:
1.You invest $10,000 in the Fund.
2.Your investment has a 5% return each year.
3.The Fund's operating expenses remain the same.

Based on these assumptions, your costs to hold Fund shares for just one year would be $ _____. If you held Fund shares for three years, the cost would be $_____.

If you did not redeem your shares, you would pay $______ if you held the Fund for one year, and $_______ if you held the Fund for three years.



7




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                               Which Sectors of the Economy will the Fund Invest
In?


         Some of the sectors the Fund may choose to invest in are described here. The Fund may choose to invest in sectors that are not listed below. The SAI includes complete descriptions of each sector listed below.

Basic Materials
Companies who manufacture, mine, process or distribute raw materials and intermediate goods used in building and manufacturing.

Biotechnology
Companies  who  research,   develop  and  manufacture  various  biotechnological
products, services, and processes.

Business Services
Companies that provide business-related services such as data processing, consulting, outsourcing, temporary employment market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying to companies and other organizations.

Computers
Companies who research, design, develop, manufacture, or distribute products, processes, or services that relate to hardware technology within the computer industry.

Cyclical Industries
Companies involved in the supply or sale of materials, equipment, products or services related to cyclical industries such as the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

Electronics
Companies who design, manufacture, or sell electronic components and systems.

Energy
Companies in the energy industry, including oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power.

Energy Services
Companies who provide services and equipment to firms in the energy industry.

Environmental Services
Companies in the waste management or pollution control business.

Financial Services
Companies in the financial services industry include insurance companies, brokerage firms, banks, etc.


8




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Food and Agriculture
Companies who make or distribute food, beverages, and agricultural products.

Health Care
Companies who make or sell products used in heath care.

Health Care Services
Companies  who  own  or  run  hospitals,   nursing  homes,   health  maintenance
organizations, and other companies specializing in the delivery of health care services.

Industrial Equipment
Companies who make equipment used by industry, such as farm equipment, computers, and industrial machinery.

Leisure
Companies in the leisure and entertainment business.

Medical Equipment
Companies   who  make  or  sell  medical   equipment  and  devices  and  related
technologies. Multimedia Companies who make or sell products and services used in the broadcast and media industries.

Natural Resources
Companies that own or develop natural resources, or supply goods and services to companies in the natural resources business.

Precious Metals and Minerals
Companies who explore, mine, process, or deal in gold, silver, platinum, diamonds, or other precious metals and minerals.

Retailing
This sector consists of companies engaged in merchandising finished goods and services primarily to individual consumers.

Software and Computer Services
Companies that make or sell software or information-based services, and consulting, communications, and related services.

Technology
Companies  that  develop,  produce or  distribute  products  or  services in the
computer,  semi-conductor,   electronics,   communications,   health  care,  and
biotechnology sectors.

Telecommunications
Companies   that  engage  in  the   development,   manufacturing,   or  sale  of
communications services or communications equipment.



9




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Transportation
This sector includes companies engaged in providing transportation services or companies engaged in the design, manufacturing, distribution, or sale of transportation equipment.

Utilities
This sector consists of companies in the public utilities industry and companies deriving a majority of their revenues from public utility operations.


                          More Information about the Fund's Investment Policies


Securities and Investment Practices

         The following discussion contains more detailed information about the types of instruments the Fund will invest in, and certain strategies the Advisor may use to achieve the Fund's investment objective. A complete listing of the Fund's limitations and more detailed information about the Fund's investments are contained in the Fund's SAI.



         Equity Securities. These securities include common stocks, (ADRs), preferred stocks, convertible securities, and warrants. Common stocks represent an equity (ownership) interest in a corporation. Stock prices fluctuate based on changes in a company's financial condition and on overall market conditions. The stocks of smaller companies tend to be more sensitive to these factors. ADRs represent equity in foreign corporations. They are purchased and sold in the United States securities markets in U.S. dollars.

         Money Market Securities. These are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. They may carry fixed, variable, or floating interest rates and may include commercial paper, certificates of deposit, banker's acceptances, and time deposits.

         Variable and Floating Rate Securities. These securities have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes.

         Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         Investment Companies (Mutual Funds). The Fund may invest in other open or closed end mutual funds. The investment may not be more than 5% of the mutual fund's total assets. If the Fund invests in other investment companies, Fund shareholders would also pay, indirectly, the fees and expenses of such investment companies. The Fund would use this strategy when the Advisor determines that this approach is the most economical way to invest in a particular sector or to facilitate investment in certain foreign countries.


10




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         Borrowing. The Fund may borrow from banks or through reverse repurchase agreements. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.


     Temporary Strategies. The Advisor may hold cash and/or invest all or a portion of the Fund's assets in money market instruments or money market funds.



     Portfolio Turnover. Portfolio turnover refers to the change in investments held by the Fund. The Fund does not hold securities for the long-term, and may have higher than average portfolio turnover.


                                            The Management of the Fund


The Advisor

         The Fund's Advisor is T.O. Richardson Company, Inc., Two Bridgewater Road, Farmington, Connecticut 06032-2256. Under the Investment Advisory Agreement between the Fund and the Advisor, the Fund pays the Advisor a fee at the annual rate of 1.50% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. While the Advisor has no prior experience advising mutual funds, it has many years of experience in advising pooled investment vehicles similar to mutual funds, such as bank common trust funds.

Portfolio Management Team

     The Fund's portfolio management team is led by L. Austine Crowe, Executive Vice President of the Advisor. For the past five years, Mr. Crowe has actively managed private accounts for T.O. Richardson using the Advisor's sector rotation discipline. Mr. Crowe is a member of the Advisor's investment committee, which has responsibility for all of the Advisor's investment decision making. The portfolio management team for the Fund includes Samuel Bailey, Jr., Chairman of T.O. Richardson, and Ralph L. Gaudet, Jr., Managing Director of T.O. Richardson. Together the group has more than 60 years of investment experience.

Custodian, Transfer Agent and Dividend-Disbursing Agent and Administrator

         Firstar Trust Company ("Firstar"), Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as custodian of the Fund's assets (the "Custodian"), as dividend-disbursing agent (the "Dividend-Disbursing Agent") and as transfer agent for the Fund (the "Transfer Agent"). Under a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, Firstar also performs accounting and certain compliance and tax reporting functions for the


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Fund.

Distributor

         The Fund's Distributor is T.O. Richardson Securities, Inc., (the "Distributor") Two Bridgewater Road, Farmington, Connecticut 06032-2256. The Trustees of the Fund, including all of the Trustees who are not connected with the Advisor or the Distributor, ("Independent Trustees"), have voted to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of using the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. The Fund will not incur any fees or charges as a result of the Plan. The Fund and the Distributor have entered into a Distribution Agreement under which the Distributor serves as the principal underwriter of the Fund, with responsibility for promoting sales of Fund shares.

         The Distributor does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Advisor is authorized to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with the Advisor's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission for effecting brokerage transactions for the Fund will be directed to the Distributor. The Distributor may use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Fund. It is anticipated that these activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Fund shares, training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the sales of Fund shares, printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for existing and prospective Fund shareholders; and creating and mailing advertising and sales literature.

         The Distributor will be obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding securities of the Fund on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.

         The Advisor, as the initial shareholder of the Fund, has approved the Plan.

Fund Expenses



         12




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         The  Fund is  responsible  for its own  expenses,  including:  interest charges; taxes; brokerage commissions; organizational expenses; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services; fees for outside Trustees; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and Trustee meetings.

                                            How Fund Shares are Priced


         The price of the Fund's shares is based on its net asset value ("NAV"). The NAV per share of the Fund is calculated once daily as of the close of trading (generally 4:00 p.m. Eastern Time) every day that the New York Stock Exchange ("NYSE") is open for business. The NAV is calculated by taking the value of the Fund's total assets, including interest or dividends accrued, less all liabilities, and dividing the total by the total number of shares of the Fund outstanding. The result is the Fund's NAV per share. In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued at market value.

         Purchase orders for Fund shares or shares tendered for redemption prior to the close of trading on a day the NYSE is open for trading will be valued as of the close of trading on that day. Those received after the close of trading will be valued as of the close of trading on the next day the NYSE is open.

         Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices.

          Fixed  income  securities  are  valued by  pricing  services  that use
electronic  data  processing   techniques  to  determine  values.   Under  other
circumstances, actual sale or bid prices are used.

         Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining NAV.


                                           Purchasing Shares of the Fund


         Shares of the Fund may be purchased through the Distributor directly, or through Firstar, the Fund's Transfer Agent. Shares of the Fund may also be purchased through a registered broker-dealer, who may charge you a fee either at the time of purchase or at the time of redemption. The fee, if charged, is retained by the broker-dealer and is not sent to the Fund, the Advisor or the Distributor. Shares of the Fund are sold on a continual basis at the next offering price (the "Offering Price"), which is the NAV per share when the order is received by a dealer, the Distributor or the Transfer Agent.

         Payment for Fund shares should be made by check or money order. The minimum initial investment is $5,000. For IRAs, the minimum investment is $2,000. Subsequent investments of at least $500 may be made by mail or wire. If you use the Automatic Investment Plan, the minimum investment is $1,000 with a minimum monthly investment of $100. These minimums can be changed or waived by the Fund at any time.

         To purchase Fund shares, complete the shareholder purchase application and mail it with a check or money order payable to "T.O. Richardson Sector Rotation Fund" to one of the addresses below. If you are making an additional purchase, complete the Additional Investment Form provided on the lower portion of your account statement and include it with your check or money order. To make an additional purchase by wire, please refer to the "wire purchases" section that follows.


For Regular Mail                                       For Overnight Mail

-----------------------------------------------------  ----------------------------------------------------------------
T.O. Richardson Sector Rotation Fund                   T.O.  Richardson Sector Rotation Fund
c/o Firstar Trust Company,                             c/o Firstar Trust Company
Mutual Fund Services                                   Mutual Fund Services
P.O.  Box 701                                          Third Floor
Milwaukee, Wisconsin 53201-0701.                       615 East Michigan Street
                                                       Milwaukee, Wisconsin  53202.

-----------------------------------------------------  ----------------------------------------------------------------

If the broker dealer you choose to purchase Fund shares through has not entered into a sales agreement with the Distributor, the dealer can still place your order for the purchase of Fund shares. Purchases made through dealers who do not have selling agreements with the Advisor will be made at the Offering Price, although they may charge a transaction fee. To avoid that fee, purchase shares through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until they are accepted. The Fund reserves the right to decline or accept a purchase order application.

Wire Purchases

         You may also purchase Fund shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:


Wire to                          Firstar Bank Milwaukee, N.A.

-------------------------------- ----------------------------------------
ABA Number                       075000022

-------------------------------- ----------------------------------------
Credit                           Firstar Trust Company

-------------------------------- ----------------------------------------
Account                          112-952-137

-------------------------------- ----------------------------------------
Further Credit                   T.O.  Richardson Sector Rotation Fund

-------------------------------- ----------------------------------------
Shareholder Account Number

-------------------------------- ----------------------------------------
Shareholder Name
Account Registration

-------------------------------- ----------------------------------------

         Please call 1-800-643-7477 prior to wiring any funds to notify the Transfer Agent that the wire is coming. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Telephone Purchases

         The telephone purchase option allows you to make subsequent investments of at least $250 directly from a bank checking or savings account. To set up the telephone purchase option on your account, complete the appropriate section in the purchase application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions.

         This option will become effective approximately 15 business days after Firstar receives the application form. If Firstar receives both your purchase order and payment by Electronic Funds Transfer through the ACH system before the close of regular trading, you will pay the offering price calculated that day. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-800-643-7477.

Automatic Investment Plan

         The Automatic Investment Plan ("AIP") allows you to make regular monthly investments in the Fund on the days you choose, directly from your bank account. To establish the AIP, complete the appropriate section in the shareholder application. You can set up the AIP with any financial institution that is a member of ACH.

         The minimum initial investment for investors using the AIP is $1,000, and subsequent investments must equal $100 or more. There is no fee for this service, but there is a service fee of $20 for AIP purchases that do not clear because of actions you have taken.

         The AIP allows investors to take advantage of dollar cost averaging, which is simply investing a fixed amount of money at regular time periods, such as monthly, or weekly. By making regular investments of the same dollar amount, you can buy more shares when the price is low, and you will buy fewer shares when the price is high. Over time, you may pay an average price for your Fund shares, rather than buying at either a low point, or a high point. Of course, the AIP program does not ensure a profit or protect against a loss under any circumstances.

         The Fund has the right to close an investor's account, if the investor stops making payments under the AIP. Before closing an account, the Fund will give the investor written notice and 60 days to reinstate the AIP, or reach the regular minimum initial investment of $5,000.

                                          Individual Retirement Accounts




         The Fund offers two types of IRAs that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form. For more information on IRAs, please see the separate IRA Disclosure Statement.

         For Traditional and Roth IRAs, the maximum annual total IRA contribution for one person is generally equal to the lower of $2,000 or 100% of the investor's compensation (earned income). Investors may have both types of IRAs, although the $2,000 annual maximum contribution will have to be spread between the two accounts.

Traditional IRA

         Contributions to this IRA may be tax deductible when they are made, depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions of investment earnings from a Traditional IRA will be taxed at distribution. Premature distributions taken before age 59-1/2 may be subject to an additional 10% tax. Distributions must begin by April 1 following the calendar year in which the investor reaches age 70-1/2, or tax penalties may apply.

Roth IRA

         Contributions to a Roth IRA are taxed when they are made, and distributions from the IRA are not taxable, if investors hold the IRAs for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are not eligible to contribute to a Roth IRA. Distributions of investment earnings that do not meet the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes). There are no minimum required distributions except in the case of death of the investor.

Simplified Employee Pension Plan

         A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan, or SEP-IRA. A SEP-IRA is established by completing Form 5305-SEP and by opening a Traditional IRA for each eligible employee. SEP-IRAs allow employers (including self-employed people) to purchase shares with tax deductible contributions. These contributions may not exceed 15% of annual compensation for any one participant in the SEP-IRA. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

Simple IRA

         Employers and self-employed people may also establish SIMPLE IRAs. SIMPLE IRAs are similar to Traditional IRAs, with the exceptions described below. Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. Employers are required to contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make their own salary reduction contributions, or as a non-elective contribution to all eligible participants, whether or not they make salary reduction contributions.

A number of special rules apply to SIMPLE Plans, including:

o SIMPLE Plans generally are available only to employers with fewer than 100 employees,

o Contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements,

o Contributions are made to a SIMPLE IRA that is separate and apart from the other IRAs of employees,

o The distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and

o Amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

Right to Revoke Investment

         Under current IRS regulations, all IRA applicants must be furnished with a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions.

The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Custodian does not anticipate that it will exercise its discretion but reserves the right to do so.


                                           Redeeming Shares of the Fund


         You may redeem (or sell back to the Fund) some or all of your Fund shares at any time. Your redemption will be processed at the first NAV calculated after your complete request is received by Firstar. If you have a broker or dealer listed on your account, you may redeem shares through the broker or dealer. Otherwise, all redemption requests must be made with Firstar. You can make redemption requests through any broker or dealer, but you may be charged a fee. The Fund will mail you a check with your redemption proceeds, generally the next business day after the request is processed, and not more than seven days after receiving the complete request.

         If you make a purchase by check, and then immediately request a redemption, the Fund can hold your redemption payment until your original purchase check has cleared, which could take up to 12 days.

         The Transfer Agent may request additional documentation to process redemptions from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.

         The Fund will pay in cash all redemptions during any 90 day period, in amounts up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the period. Redemptions in excess of this limit may be paid, in whole or in part, in securities or in cash, as the Trustees deem advisable.

         If you are an IRA investor, you will need to indicate on your redemption requests whether or not federal income tax should be withheld, otherwise federal taxes will be withheld from your distribution.

Written Redemption

         Simply mail a written request for redemption of your Fund shares to either address below.


For Regular Mail                      For Overnight Mail
------------------------------------- ----------------------------------------
T.O. Richardson Sector Rotation Fund  T.O.  Richardson Sector Rotation Fund
c/o Firstar Trust Company             c/o Firstar Trust Company
Mutual Fund Services                  Mutual Fund Services
P.O.  Box 701                         Third Floor
Milwaukee, Wisconsin 53201-0701       615 East Michigan Street
                                      Milwaukee, Wisconsin  53202.

------------------------------------- ----------------------------------------

Your request must:

o Be signed exactly as the shares are registered, including the signature of each owner.

o Specify the number of shares or dollar amount to be redeemed.

o Include a signature guarantee if your request is made within 15 days of a change of address.

You may request that the proceeds of your redemption be wired to the bank you pre-authorized on your account application. Firstar charges a $12 service fee for each wire transactions.

         Because the U.S. Postal Service and other independent delivery services are not agents of the Fund, mailing your request is not the same as having your complete request received by the fund. Your request is "received" when it is actually processed by the Transfer Agent.

Telephone Redemption

         For redemption requests of $1,000 or more, you may call 1-800-643-7477. In order to redeem shares by phone, you must have requested this option in writing. Redemption proceeds will be mailed directly to you, or wired to the bank account you designated on your account application. There is no charge for this service. The Transfer Agent applies a $12.00 fee for all wire redemptions. To change the designated bank account, send a written request with guaranteed signature(s) to Firstar. To change your address, call Firstar at 1-800-643-7477, or send a written request to the Transfer Agent.

         Telephone redemption requests are not allowed within 15 days of an address change, and the Fund may limit the number of telephone redemptions it allows an investor to request. After they have been made, telephone redemptions cannot be changed or canceled.

         The Transfer Agent will try to be sure that all telephone redemption requests are genuine. Firstar's procedures may include requiring personal identification, taping telephone transactions, and sending written confirmation of transactions to investors. As long as procedures similar to those above are followed, the Fund and the Transfer Agent will not be liable for loss, cost, or expense incurred by an investor for acting on telephone instructions, or for an unauthorized telephone redemption. The Fund has the right to refuse a telephone redemption request.


Systematic Withdrawal Plan

         You may set up automatic withdrawals from your Fund account to a bank account. To do this, you must have a balance of $10,000 in your account, and you must withdraw at least $250 per payment. To set up the systematic withdrawal plan ("SWP"), you need to fill out the appropriate section of the shareholder application. You can choose to make withdrawals on a monthly, quarterly, semi-annual or annual basis (or the following business day).

         To change the amount or timing of withdrawal payments, or to temporarily discontinue them, call 1-800-643-7477. Depending upon the size of your account, the size of the withdrawal requests, and changes in the price of shares of the Fund, you may run out of money in your account. If the dollar amount in your account is not enough to make a payment, the amount will be redeemed and the SWP will be terminated.

Signature Guarantees

         Signature guarantees are required by the Transfer Agent to process some types of transactions. Signature guarantees may be obtained from commercial banks, savings associations, credit unions and brokerage firms. Please note that a notary public stamp or seal is not the same thing as a signature guarantee. Some types of transactions are:

o Redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares.

o Redemption requests to be mailed or wired to other than the address currently on file.

o Any redemption request that occurs within 15 days of a request for a change of address.

Contingent Redemption Fee

         The Fund is designed as a long-term investment and is not appropriate for short-term trading. Frequent purchases, redemptions, and exchanges in and out of the Fund make it difficult for the portfolio management team to make long-term investment decisions, and can drive up the Fund's transaction costs. To discourage short-term trading of Fund shares, the Fund charges a 1.25% fee on redemptions of Fund shares that are held for less than one year. This contingent redemption fee is waived for shareholders of the Fund who, immediately before investing in the Fund, were private clients of the Advisor.

         Redemption fees charged to investors will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) accounting method to calculate an investor's one-year holding period. This means that the date of the redemption will be compared with the first purchase date of Fund shares held in the account. If the period is less than one year, you will be charged the redemption fee. As an example, if you purchase shares on October 1, 1998 and redeem them on or before September 30, 1999, you will pay the fee. If you redeem the shares after October 1, 1999, you will not pay the fee.

         The fee applies to shares held in IRA accounts, to shares purchased through the Fund's automatic investment plan, and to shares held in broker omnibus accounts.

         The Fund may close your account with at least 30 days notice if your account balance falls below $250. In this case, the Fund will mail you a check for the proceeds of the redemption within seven days of the redemption.


                              Exchanging Fund Shares for Shares of other Funds


         Fund shareholders can exchange shares of the Fund for shares of the Firstar Money Market Fund. Exchange requests are available for exchanges of $1,000 or more. There is no charge for written exchange requests. Firstar will, however, charge a $5 fee for each exchange transaction that is executed by telephone.

         The Firstar Money Market Fund is a no-load money market fund managed by an affiliate of Firstar, and is not related to the Fund. Before exchanging into the Firstar Money Market Fund, please read the applicable prospectus, which may be obtained by calling 1-800-643-7477.

         For tax purposes, an exchange from the Fund to the Firstar Money Market Fund is treated as an ordinary sale and purchase, and you will realize a capital gain or loss. The Distributor may be paid by the Firstar Money Market Fund for services provided to shareholders of the Fund.


                                    Dividends, Capital Gains and Tax Treatment


         All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the current NAV unless you specifically request that either dividends, or capital gains, or both, be paid in cash.

         To change the way capital gains and dividends are paid to you, call 1-800-643-7477. You may choose to have dividends or capital gains that are paid in cash sent by mail, or sent by electronic funds transfer ("EFT"). Transfers by EFT generally take up to three business days to reach your bank account.

         If you choose to receive distributions and dividends by check and the post office cannot deliver the check, or if the check is not cashed for six months, the Fund can reinvest that distribution, and any others, in your account at the current net asset value.

         The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. In this case, the Fund will not have any tax liability.

         The Fund intends to pay dividends and to distribute any capital gains annually. Capital gains distributions may be more frequent. When the Fund distributes a dividend or capital gain, the Fund's NAV decreases by the amount of the payment. If you purchase shares right before a distribution, you will have to pay income taxes on the distribution, even though the value of your investment has not changed.

         Dividends and distributions of net realized short-term capital gains are taxable to Fund investors as ordinary income. This is true whether they are reinvested in the Fund or they are received in cash, unless you are either exempt from taxes or qualify for a tax deferral.

         Distributions of net realized long-term capital gains are taxable as a capital gain, whether you reinvest them, or you receive them in cash. The capital gain holding period is measured by the length of time the Fund has held the securities that produced the gain, not the length of time you have held shares in the Fund. The Fund provides information every year about the amount and type of all dividends and capital gains paid during the prior year. You may incur state or local taxes on dividends and capital gains.

         If the Fund does not have your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax from your distributions and redemptions at a rate of 31%.

     Other information about federal tax issues is in the SAI. There may be other federal, state, or local tax considerations that apply to you. Be sure to consult your own tax advisor.

                                                The Year 2000 Issue


         The Fund's operations depend on the seamless functioning of computer systems in the financial service industry in general, and specifically on the systems used by the Advisor and Firstar. The Year 2000 issue relates to computer programs that use two digits rather than four to define calendar years. Computer programs may recognize a two-digit reference to the year 2000 (00), as 1900 rather than 2000. This could result in system failures or miscalculations, disrupting the processing of date-related information. If the Fund, the Advisor, Firstar or their respective computer services suppliers do not adequately address the Year 2000 issue, this issue could create problems in the handling of security trades, pricing and account servicing for the Fund.



         The Advisor has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. The Advisor has also been informed that appropriate steps are being taken by Firstar and the Fund's other major service providers. The Advisor believes that the Year 2000 Issue will not have a material impact on its ability to continue to fulfill its duties as Advisor to the Fund.

                                            Fund Investment Performance


         The Fund may compare its investment results to other indices or other mutual funds and use these comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on several bases, including yield, average annual total return, total return, and cumulative total return.

         Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects the Fund's performance over a stated period of time.

                                              Additional Information


         More information on the Fund is available free upon request, including the following:

Annual/Semiannual Report

         These reports will describe the Fund's performance, list portfolio holdings and contain a letter from the Fund's manager discussing recent market conditions, economic trends and Fund strategies and their effect on the Fund's performance.

Statement of Additional Information

         The "SAI", dated _________ __, 1998 provides more detailed information about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (i.e., is legally considered part of this Prospectus).

To Request More Information or Ask Questions


Call                                 1-800-643-7477

------------------------------------ ----------------------------------------------------------------------------------
Write                                T.O. Richardson Company, Inc.
                                     Two Bridgewater Road
                                     Farmington, Connecticut  06032-2256

------------------------------------ ----------------------------------------------------------------------------------
Internet                             Text - only versions of Fund documents can be viewed online or downloaded from SEC: http://www.sec.gov.  T.O. Richardson's web site is http://www.torich.com.

------------------------------------ ----------------------------------------------------------------------------------
Securities and Exchange              You may also obtain copies of documents by visiting the SEC's Public
Commission                           Reference Room in Washington, D.C.  (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference
                                     Section, Washington, D.C.  20549-6009.

------------------------------------ ----------------------------------------------------------------------------------



                                                  SEC  File Number is 811-8849.

                                              Additional Information


TRUSTEES                        Samuel Bailey, Jr.
                                Lloyd P. Griffiths
                                Robert T. Samuels
                                John R. Burke
                                David B. H. Martin, Jr.

------------------------------  ---------------------------------------------------------------------------------------
OFFICERS                        Samuel Bailey, Jr.,  Chief Executive Officer and President
                                Lloyd P. Griffiths, Executive Vice President
                                L. Austine Crowe, Jr., Executive Vice President
                                Kathleen M. Russo, Senior Vice President and Secretary

------------------------------  ---------------------------------------------------------------------------------------
INVESTMENT                      T.O. Richardson Company, Inc.
ADVISOR                         Two Bridgewater Road
                                Farmington, CT  06032-2256

------------------------------  ---------------------------------------------------------------------------------------
CUSTODIAN,                      Firstar Trust Company
ADMINISTRATOR AND               For Regular Mail
TRANSFER AGENT                  T.O. Richardson Sector Rotation Fund
                                Firstar Trust Company,
                                Mutual Fund Services, P.O.  Box 701
                                Milwaukee, Wisconsin 53201-0701
                                For Overnight Mail
                                T.O.  Richardson Sector Rotation Fund
                                Firstar Trust Company
                                Mutual Fund Services
                                Third Floor
                                615 East Michigan Street
                                Milwaukee, Wisconsin  53202

------------------------------  ---------------------------------------------------------------------------------------
DISTRIBUTOR                     T.O. Richardson Securities, Inc.
                                Two Bridgewater Road
                                Farmington, CT  06032-2256

------------------------------  ---------------------------------------------------------------------------------------
INDEPENDENT                     Arthur Andersen LLP
ACCOUNTANTS                     100 East Wisconsin Avenue
                                P.O. Box 1215
                                Milwaukee, WI  53201-1215

------------------------------  ---------------------------------------------------------------------------------------



24







------------------------------  ---------------------------------------------------------------------------------------
Legal Counsel                   Sullivan & Worcester LLP
                                1025 Connecticut Avenue, N.W.
                                Washington, D.C.  20036

------------------------------  ---------------------------------------------------------------------------------------

                                        STATEMENT OF ADDITIONAL INFORMATION

                                               T.O. RICHARDSON TRUST
                                       T.O. Richardson Sector Rotation Fund

                                               Two Bridgewater Road
                                              Farmington, Connecticut

                                                    06032-2256
                                                1- 800-643-7477



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the T.O. Richardson Trust (the "Trust"), including the T.O. Richardson Sector Rotation Fund (the "Fund"), a diversified series of the Trust, dated ____________ __, 1998. The Prospectus, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.



       This Statement of Additional Information is dated ____________ __, 1998

                                                 TABLE OF CONTENTS

                                                                        Page No.

THE FUND.................................................................


INVESTMENT STRATEGIES AND RISKS


INVESTMENT RESTRICTIONS..................................................


SECTOR DESCRIPTIONS AND RISKS

 .........................................................................


TRUSTEES AND OFFICERS....................................................

PRINCIPAL SHAREHOLDERS...................................................


INVESTMENT  ADVISOR......................................................


FUND TRANSACTIONS AND BROKERAGE..........................................

FUND ADMINISTRATOR.......................................................

CUSTODIAN................................................................

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT.............................

DISTRIBUTOR..............................................................

TAXES....................................................................

DETERMINATION OF NET ASSET VALUE.........................................

SPECIAL REDEMPTIONS......................................................

DESCRIPTION OF THE TRUST.................................................

PERFORMANCE INFORMATION..................................................

INDEPENDENT ACCOUNTANTS..................................................

LEGAL COUNSEL............................................................

FINANCIAL STATEMENTS.....................................................


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated ______ __, 1998, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                                                       (iii)

                                                     THE FUND

         The Trust was organized on June 2, 1998 as a voluntary business association under the laws of the Commonwealth of Massachusetts. It is an open-end diversified management investment company. The Fund is a series portfolio of the Trust and is registered with the Securities and Exchange Commission as an open-end, diversified management investment company.



                                          INVESTMENT STRATEGIES AND RISKS

         The discussion below contains more detailed information about the types of investments the Fund may make, the strategies the Advisor may employ in pursuit of the Fund's investment objective, and a summary of related risks.

         Closed-End Investment Companies. These are investment companies that issue a fixed number of shares which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value. The Fund may purchase shares of closed-end investment companies to facilitate investment in certain foreign countries.

         Convertible Securities. These are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow. This means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         Delayed-Delivery Transactions. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

         When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed- delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss. The Fund may renegotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the Fund.

     Domestic and Foreign Investments include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

         Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

         Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

     Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

         Foreign   investment   involves  risks  relating  to  local  political,
economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Advisor will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

         It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where Fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign sub custodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall government supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

         Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         American Depositary Receipts (ADRs) as well other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

         The risks of foreign investing may be magnified for investment in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

         Indexed Securities. These are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

         Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign- denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

         The Fund may consider purchasing securities indexed to the price of precious metals as an alternative to direct investment in precious metals. The Fund will only buy precious metals-indexed securities when the Advisor is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the Fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the Fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

         Money Market Securities. These are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS ) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

         Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties. Mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

         Repurchase Agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the Fund in connection with bankruptcy proceedings), the Fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreements. The Fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.

         Sources of Credit or Liquidity Support. The Advisor may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, the Advisor will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

         Temporary Strategies. Prior to investing the proceeds from sales of Fund shares, to meet ordinary cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Advisor may hold cash and/or invest all or a portion of the Fund's assets in money market instruments, which are short-term fixed income securities issued by private and governmental institutions.

     Variable and Floating Rate Securities. These provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

         Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.
The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.


                                              INVESTMENT RESTRICTIONS


         The investment objective of the Fund is to seek capital appreciation while also providing some protection against downmarkets. The Fund's investment objective is nonfundamental and, as such, may be changed without shareholder approval. Shareholders would be given 30 days' written notice prior to any such change. In seeking to attain its investment objective, the Fund invests mainly in equity securities of companies within particular sectors or groups of sectors. The Advisor allocates assets among mainly equity securities of companies within particular sectors or groups of sectors the Advisor determines have the greatest potential for market appreciation. Assets are allocated to the different sectors according to the Advisor's view of the relative strengths or weaknesses of the sectors and the companies within those sectors. The Fund's investment objective and policies are described in detail in the Prospectus under the caption "Investment Objective and Policies." The following are the Fund's fundamental investment restrictions. These restrictions cannot be changed without shareholder approval.


The Fund:

1. May not, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities issued by other registered investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks for temporary or emergency purposes (but not for leveraging or investment) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the "1940 Act"), which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

3. May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

         In addition to the non-fundamental operating policies set forth in the Prospectus, the following are the Fund's non-fundamental operating policies which may be changed by the Board of Trustees without shareholder approval.

The Fund may not:


1. Sell securities short provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.


     2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Purchase securities of other investment companies except in compliance with the 1940 Act.

4. Engage in futures or options on futures transactions except in accordance with the Commodity Exchange Act (the "CEA") and the rules thereunder.

5. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

6. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its assets.

7. Concentrate (i.e., invest more than 25% of) its assets in a particular industry.

         Except for the fundamental investment limitations listed above, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Trust's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


                                       SECTOR DESCRIPTIONS AND SECTOR RISKS


         Basic Materials: companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in building and manufacturing. The products handled by the companies in which the Fund may invest include chemicals, metals, concrete, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including companies involved in equipment supplies and railroads.

         Many companies in the industrial sectors are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import, controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

     Biotechnology: companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies are often involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.


         The description of the biotechnology sector will be interpreted broadly by the Advisor, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).

         Many of these companies may have losses and may not offer products for some time. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency (EPA), state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded.

     Business Services: companies that provide business-related services to companies and other organizations. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis. The success of companies that provide business- related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost-effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services industry.

     Computers: companies engaged in the research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The Fund may invest in companies that provide products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.

         Cyclical Industries: companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

         Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

         Electronics: companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing [CAD/CAM], computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.

         Energy: companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power. The business activities of companies in which the Fund may invest include: production, generation, transmission, refining, marketing, control, or distribution of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this sector.

         The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.
         Energy Services: companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The Fund may invest in companies providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment, mining related equipment or services, and high technology companies serving the above industries. Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.

         Environmental Services: companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and storage tank decontamination, asbestos clean-up and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems. The Fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

         The environmental services field has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of wast materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.

     Financial Services: companies providing financial services to consumers and industry. Companies in the financial services sectors include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

         The financial services sectors are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

         Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

         Securities and Exchange Commission (SEC) regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be "principally engaged" in the business activities of the financial services sector.

         Food and Agriculture: companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. The goods and services provided or manufactured by companies in this sector include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food- related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco and tobacco leaf. In addition the Fund may invest in food technology companies engaged in and pioneering the development of new technologies such as improved hybrid seeds, new and safer food storage, and new enzyme technologies.

         The success of food and food-related products is closely tied to supply and demand, which may be affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.

     Health Care: companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.

         Health Care Services: companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The Fund may invest in companies that operate acute care, psychiatric, teaching, or specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.

         Federal and state governments provide a substantial percentage of revenues to health care service providers by way of Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.

         The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.

         Industrial Equipment: companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. The Fund may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oil field, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, machine tools; cable equipment; and office automation companies.

         The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by an individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or productions processes.

     Leisure: companies engaged in design, production, or distribution of goods or services in leisure industries. The goods or services provided by companies in which the Fund may invest include: television and radio broadcast manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, advertising, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, alcohol, tobacco products and gaming casinos.

         Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries.

         Medical Equipment: companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies. The Fund may invest in companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics. Companies in this industry may be affected by patient considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

     Multimedia: companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. Business activities of companies in which the Fund may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The Fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.

         Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FCC rules govern the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.


     Natural Resources: companies that own or develop natural resources, or supply goods and services to such companies. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, ---- ---- ---- processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.

         Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The Fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investment in precious metals.


         As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. The Advisor, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investment in bullion earns no investment income and may involve higher custody and transaction costs than investments in securities.


         For the Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Fund's gross income for its taxable year. This tax requirement could cause the Fund to hold or sell precious metals or securities when it would not otherwise do so.

         Precious Metals and Minerals: companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. The Fund may invest in companies that manufacture and distribute precious metals and minerals products and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

     The value of the Fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa and Russia, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of the Fund's investments in this sector may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to investment in this sector, and accordingly, the potential effect on the Fund's value when investing in this sector.

         In addition to its investments in securities, the Fund may , but does not currently intend to invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, including inflation, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals- related business.

         For the Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Fund's gross income for its taxable year. This tax requirement could cause the Fund to hold or sell precious metals or securities when it would not otherwise do so.

     Retailing: companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest may include: general merchandise retailers, department stores, food retailers, drug stores and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

         The success of retailing companies is closely tied to consumer spending, which in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

         Software and Computer Services: companies engaged in research, design, production or distribution of products or processes that relate to software or information- based services. The Fund may invest in companies that provide systems-level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting, communications software and data communications services.

         Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.


         Technology: companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These may include companies that
develop,   produce  or   distribute   products  or  services  in  the  computer,
semi-conductor, electronics, communications, health care, and biotechnology sectors.


         Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

         Telecommunications: companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

         Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Telephone companies usually pay an above-average dividend. However, the Fund's investment decisions are based primarily upon capital appreciation potential rather than income considerations. Certain types of companies in which the Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

         Transportation: companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies. Other service companies include those that provide automobile, trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

     Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S. trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.

     Utilities: companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The Fund may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in telephone, satellite, and other communication fields including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the Fund's investments are made based on capital appreciation potential. The Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.


                                               TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk.



Name, Address (Age)                   Positions Held with Fund                Principal Occupation(s)
                                                                              During Past Five Years


*Samuel Bailey, Jr. (   )             Chairman of the Board,                  Chief Executive Officer and
                                      President and Treasurer                 President of the         Advisor


[Information on other Trustees and Officers to be Supplied]

*Denotes an "interested person" of the Fund as such term is defined in the 1940 Act.

Compensation of Trustees



Name                                  Aggregate                    Pension or                  Total
                                      Compensation                 Retirement                  Compensation
                                      from Fund                    Benefits Accrued as Part of From Fund and
                                                                   Expenses                    Fund Complex

Samuel Bailey, Jr.                    None                         None                        None


[Other Trustees to be Supplied]


         As of ____________, __, 1998, the officers and Trustees of the Trust did not beneficially own any of the shares of beneficial interest of the Fund's then outstanding shares. Trustees and officers of the Trust who are also officers, directors, employees, or shareholders of the Advisor do not receive any remuneration from the Fund for serving as Trustees or officers.



                                              PRINCIPAL SHAREHOLDERS

         As of ____________, __, 1998, the following persons owned of record or are known by the Trust to own of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address                   No. Shares                         Percentage




         Based on the foregoing, as of _______________, __ , 1998, _____________
owned a controlling interest in the Trust. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust. The Fund's officers and Trustees as a group owned less than one percent of the outstanding shares of the Trust at ____________ __, 1998.

                                       INVESTMENT ADVISOR

     T.O. Richardson Company, Inc. (the " Advisor") is the investment advisor to the Fund. The Advisor is controlled by several of its officers. The Advisor's address is Two

Bridgewater Road, Farmington, Connecticut 06032-2256.


         The investment advisory agreement between the Fund and the Advisor dated as of _____________ __, 1998 (the "Advisory Agreement") has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act.) Each annual renewal must also be approved by the vote of a majority of the Trust's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the Board of Trustees, including a majority of the disinterested Trustees on ___________ __, 1998 and by the initial shareholder of the Fund on _____________ __, 1998. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of a majority of the Fund's outstanding voting securities or by the Advisor, and will terminate automatically in the event of its assignment.

         Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees. At its expense, the Advisor provides office and space and all necessary office facilities, equipment and personnel for managing the investments of the Fund. As compensation for its services, the Fund pays the Advisor an annual management fee of 1.50% of its average daily net assets. The advisory fee is accrued daily and paid monthly.

                                                    DISTRIBUTOR

Distributor

     Under a distribution agreement dated ________ __, 1998 (the "Distribution Agreement"), T.O. Richardson Securities, Inc. (the "Distributor") acts as principal distributor of the Fund's shares. The Distributor, an affiliate of the Advisor, is located at the same address as the Advisor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares, which shares are offered for sale by the Fund continuously at net asset value per share without the imposition of a sales charge. The following directors, officers or employees of the Advisor are also directors, officers or employees of the Distributor: Samuel Bailey, Jr., Lloyd P. Griffiths, L. Austine Crowe, and Kathleen M. Russo.


                                          FUND TRANSACTIONS AND BROKERAGE


         Under the Advisory Agreement, the Advisor, in its capacity as portfolio manager, is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage business. The Advisor seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to the Fund means the best net price without regard to the mix between the purchase or sale price and commission, if any. While the Advisor seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest available commission. Brokerage may be allocated based on the sale of a Fund's shares.

         Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)") permits an investment advisor, such as the Adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In selecting brokers or dealers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commission charged by any such broker or dealer may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealer to the Fund. The Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

         The Adviser places portfolio transactions for other advisory accounts the Adviser manages. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts the Adviser manages (including the Fund). Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

         Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

     Under normal market conditions, the Fund expects to be invested in five or more sectors, with each sector represented by investment in at least five stocks. The Fund expects to regularly review the relative strengths or weaknesses of the sectors in which the Fund's investments have been allocated and the company stocks within each sector and the Fund expects to exit sectors that are underperforming the general stock market and to purchase securities from issuers in higher ranked sectors. In actively carrying out the investment policies of the Fund and determining when to sell securities and to reinvest in other sectors and companies, the rate of portfolio turnover will not be a limiting factor. As a result, under relatively volatile market conditions, the Fund may have higher portfolio turnover than long-term growth mutual funds, for example. In addition to potentially greater brokerage commissions or dealer mark-ups and other transaction costs resulting from relatively high portfolio turnover, relatively high portfolio turnover may also result in increased short-term capital gains which are taxed at a higher federal income tax rate than long-term capital gains.


         The Fund's Distributor is T.O. Richardson Securities, Inc., (the "Distributor") Two Bridgewater Road, Farmington, Connecticut 06032-2256. The Trustees of the Fund, including all of the Trustees who are not connected with the Advisor or the Distributor, ("Independent Trustees"), have voted to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of using the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. The Fund will not incur any fees or charges as a result of the Plan. The Fund and the Distributor have entered into a Distribution Agreement under which the Distributor serves as the principal underwriter of the Fund, with responsibility for promoting sales of Fund shares.

         The Distributor does not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Advisor is authorized to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with the Advisor's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission for effecting brokerage transactions for the Fund will be directed to the Distributor. The Distributor may use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the Fund. It is anticipated that these activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Fund shares, training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the sales of Fund shares, printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for existing and prospective Fund shareholders; and creating and mailing advertising and sales literature.

         The Distributor will be obligated to use all of the funds directed to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan. Accordingly, the Distributor will not make any profit from the operation of the Plan.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding securities of the Fund on not more than 60 days' written notice; and (E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.

         The Advisor, as the initial shareholder of the Fund, has approved the Plan.


                                                     FUND ADMINISTRATOR

                  The Board of Trustees of the Trust has approved a Fund Administration Servicing Agreement between the Trust and Firstar Trust Company ("Firstar") pursuant to which Firstar serves as administrator of the Fund. The administrative services supplied by Firstar include general Fund management (excluding investment advisory services), compliance with federal and state laws, financial reporting and tax reporting. Firstar's address is Firstar, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

                                                         CUSTODIAN

                  Pursuant to a Custodian Agreement, the Board of Trustees of the Trust has appointed Firstar as custodian of the Fund. As custodian, of the Fund's assets, Firstar has custody of all securities and cash of the Fund, delivers and receives payment for portfolio securities sold, receives and pays for portfolio securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust.

                                   TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

                  Firstar also acts as transfer agent and dividend-disbursing agent for the Fund. Firstar is compensated based on an annual fee per open account of [$14] subject to a minimum annual fee of [$____] plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. Firstar also receives an annual fee per closed account of [$14].


                                                       TAXES

                  The Trust intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, and, if so qualified, will not be liable for tax purposes. The Fund will be treated as a separate entity for federal income tax purposes since the Tax Reform Act of 1986 requires that all portfolios of a series fund be treated as separate taxpayers. As indicated under "Dividends, Capital Gains Distributions, and Tax Treatment" in the Prospectus, the Fund intends to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Fund's management practices or policies.

                  A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as indicated above.

                                         DETERMINATION OF NET ASSET VALUE


                  As set forth in the Prospectus , the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The Fund does not determine net asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                                                    SPECIAL REDEMPTIONS


                  If the Board of Trustees of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, instead of in cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.



                                                  DESCRIPTION OF THE TRUST

                  The Trust is an open-end diversified series management investment company established as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated June 2, 1998.

                  The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series (each, a "Series") each share without par value. Currently, the Trust consists of one Series -- the Fund. Each share in a particular Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a Series, shareholders of that Series are entitled to share pro rata in the net assets of that Series available for distribution. Shareholders in one of the Series have no interest in, or rights upon liquidation of, any of the other Series.

                  The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust of the Trust and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

                  Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust of the Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its Fund. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                                  PERFORMANCE INFORMATION


                  The Fund's historical performance or return may be shown in the form of various performance figures. The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the Fund's performance include general market conditions, operating expenses, and investment management.

         Average Annual Total Return


                  The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                        P(1+T)n=ERV

Where:     P        =       a hypothetical initial payment of $1,000.
           T        =       average annual total return.
           n        =       number of years.
           ERV      =       ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the stated periods at the end of the stated periods.

         Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment form the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

                  Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

         Comparisons

                  From time to time, in marketing and other Fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

                  The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3,5 and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

                  Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

                  The Fund may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the NASDAQ Composite Index. There are differences and similarities between the investments that the Fund may purchase for its portfolios and the investments measured by these indices.

                                                  INDEPENDENT ACCOUNTANTS


                  Arthur Andersen LLP, 100 East Wisconsin Avenue, P.O. Box 1215, Milwaukee, Wisconsin, 53201-1215, independent accountants for the Fund, audit and report on the Fund's financial statements.


                                                       LEGAL COUNSEL

                  Sullivan  &  Worcester  LLP,  1025  Connecticut   Avenue,  NW,
Washington,   D.C.  20036,  serves  as  legal  counsel  to  the  Trust  and  the disinterested Trustees. Robinson & Cole LLP, One Boston Place, Boston, Massachusetts, 02108, serves as legal counsel to the Adviser and the Distributor.

                                                    FINANCIAL STATEMENTS

                  The following financial statements of the Fund are contained herein:


                           (a)  Report of Independent Accountants*

                           (b)  Statement of Assets and Liabilities*

                           (c)  Notes to Statement of Assets and Liabilities*

         ------------------------

         *To be filed by Amendment

                                                      PART C

OTHER INFORMATION

Item 23.          Financial Statements and Exhibits

                  (a)      Financial Statements (Included in Parts A and B)*

                           Report of Independent Accountants*

                           Statement of Assets and Liabilities*

                  (b)      Exhibits


                           (1)      Registrant's Declaration of Trust*

                           (2)      Registrant's By-Laws*


                           (3)      None


                           (4) Form of Investment Advisory Agreement with T.O. Richardson Company, Inc.*

                           (5) Form of Distribution Agreement with T.O. Richardson Securities, Inc.*


                           (6)      None


                           (7) Form of Custodian Agreement with Firstar Trust Company*

                           (8.1) Form of Transfer Agency Agreement with Firstar Trust Company*

                           (8.2) Form of Administration Agreement with Firstar Trust Company*

                           (8.3) Form of Fund Accounting Agreement with Firstar Trust Company*

                           (8.4) Fulfillment Servicing Agreement with Firstar Trust Company**

                           (8.5) Form of Consent to Use of Name by Registrant with T.O. Richardson* Company, Inc.

                           (9)      Opinion and Consent of Sullivan & Worcester
                                    LLP**

                           (10)     Consent of Arthur Andersen LLP**
                           (11)     None

                           (12)     Form of Subscription Agreement**

                           (13) Individual Retirement Account Disclosure Statement and Custodial Account**


                           (14)     None


                           (15)     Financial Data Schedule**


                           (16)     None
-----------------

*Incorporated by reference to Registration Statement on Form N-1A filed with the Commission on June 30, 1998.

**To be Filed by Amendment


Item 24.          Persons Controlled by or under Common Control with Registrant

                  Registrant neither controls any person nor is under common control with any other person.

Item 25           Indemnification

         Under the Registrant's Declaration of Trust and Bylaws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the Bylaws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant. Moreover, the Declaration of Trust and Bylaws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26.   Business and Other Connections of Investment Adviser and Subadviser

                  Besides serving as investment adviser to private accounts, the Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and officers is hereby incorporated by reference from the information contained under "Fund Organization and Management -- Management" in the Prospectus.

Item 27.          Principal Underwriter

               (a)  T.O.  Richardson   Securities,   Inc.  ("TORSI")  serves  as
          Registrant's Distributor. Registrant is the only investment company for which the Distributor acts as principal underwriter.

                  (b) The principal business address of TORSI is Two Bridgewater Road, Farmington, Connecticut 06032-2256. The following information relates to each director and officer of TORSI:


                                         Positions and Offices                   Positions and Offices with

              Name                          With Underwriter                             Registrant

Samuel Bailey, Jr.                Chief Executive Officer             Trustee, President and Treasurer
Lloyd P. Griffiths                Vice President                      Trustee and Executive Vice
                                                                      President
L. Austine Crowe                  Vice President                      Executive Vice President
Kathleen M. Russo                 Secretary                           Secretary




Item 28.          Location of Accounts and Records


         All  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession of T.O. Richardson Company, Inc., Registrant's investment adviser, at Registrant's corporate offices, Two Bridgewater Road, Farmington, Connecticut 06032, except records held and maintained in Firstar Trust Company, Mutual Fund Services, Third Floor, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, administrator, and fund accountant.


Item 29.          Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.          Undertakings

         None.

                                                      NOTICE


The names "T.O. Richardson Trust" and "T.O. Richardson Sector Rotation Fund" are the designations of the Trustees under the Declaration of Trust of the Trust dated June 2, 1998, as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of The Commonwealth of Massachusetts and the Clerk of the City of Boston, Massachusetts. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

                                                    SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and State of Connecticut on the 9th day of September 1998.


                               T.O. RICHARDSON TRUST



                                        /s/Samuel Bailey, Jr.
                                        -----------------------------

                               By:      Samuel Bailey, Jr.
                                        Trustee, President and Treasurer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.



 Name                                   Title                               Date


/s/Samuel Bailey, Jr.
------------------------   Trustee, President and Treasurer    September 9, 1998
Samuel Bailey, Jr.

                                                   EXHIBIT INDEX


Exhibit No.       Exhibit


(1)               Registrant's Declaration of Trust*

(2)               Registrant's By-Laws*


(3)               None


(4)               Form of Investment Advisory Agreement with T.O. Richardson Company, Inc.*

(5)               Form of Distribution Agreement with T.O. Richardson Securities, Inc.*


(6)               None


(7)               Form of Custodian Agreement with Firstar Trust Company*


(8.1)             Form of Transfer Agency Agreement with Firstar Trust Company*


(8.2)             Form of Administration Agreement with Firstar Trust Company*

(8.3)             Form of Fund Accounting Agreement with Firstar Trust Company*

(8.4)             Form of Fulfillment Servicing Agreement with Firstar Trust Company*

(8.5)             Form of Consent to Use of Name by Registrant with T.O. Richardson Company, Inc.*

(8.6)             Consent to Service as a Trustee**

(9)               Opinion and Consent of Sullivan & Worcester LLP**

(10)              Consent of Arthur Andersen LLP**


(11)              None


(12)               Subscription Agreement**

(13)               Individual Retirement Account Disclosure Statement and Custodial Account**


(14)              None


(15)              Financial Data Schedule**


(16)              None
-----------------


*Incorporated by reference from the Registration Statement on Form N-1A filed with the Commission on June 30, 1998.

**To be Filed by Amendment